Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of consolidated financial statements	The consolidated financial statements reflect the activities of each of the following entities:
Name	Background	Ownership	Principal activities
ALE Group Holding Limited (“ALE”)	● A BVI company ● Incorporated on January 22, 2020	-	Investment holding
ALE (BVI) Limited (“BVI Sub”)	● A BVI company ● Incorporated on February 20, 2020	100% owned by ALE	Investment holding
ALE Corporate Services Ltd (“ALECS”),	● A Hong Kong company ● Incorporated on June 30, 2014	100% owned by BVI Sub	Providing accounting and corporate consulting services to small and medium-sized businesses